Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 447,632	$ 437,154
Restricted cash	65	49
Inventory	9,004	4,824
Other current assets	46,234	31,666
Total current assets	503,275	474,379
Non-current assets
Derivative instruments	18,054	40,090
Vessels and equipment, net	2,102,495	2,154,465
Other fixed assets	0	5
Total non-current assets	2,120,549	2,194,560
Total Assets	2,623,824	2,668,939
Current liabilities
Current portion of long-term debt	109,629	106,708
Derivative instruments	604	0
Accounts payable	10,508	2,002
Other current liabilities	44,412	49,544
Total current liabilities	165,826	158,777
Non-current liabilities
Long-term debt	1,738,578	1,703,529
Other non-current liabilities	163	0
Total non-current liabilities	1,738,741	1,703,529
Total liabilities	1,904,567	1,862,306
Equity
Share capital (2025: 54,520,325 shares issued, par value $0.01 per share (2024: 54,520,325 shares issued, par value $0.01 per share))	545	545
Treasury shares at cost (2025: 427,949 shares (2024: 432,557))	(4,180)	(4,224)
Additional paid in capital	704,300	904,268
Contributed surplus	221,268	183,535
Accumulated deficit	(202,676)	(277,491)
Total equity	719,257	806,633
Total Liabilities and Equity	$ 2,623,824	$ 2,668,939
Par value (in USD per share)	$ 0.01	$ 0.01
Related party
Current assets
Receivables due from related parties	$ 340	$ 686
Current liabilities
Payables due to related parties	$ 673	$ 523